Acquisitions and Divestitures - Data Center Sale (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) Site	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Site	May 31, 2017 USD ($) Site
Business Acquisition [Line Items]
Proceeds from dispositions of businesses		$ 0	$ 3,614	$ 9,882
Gain on sale of divested businesses		$ 0	1,774	$ 1,007
Data Center Sale with Equinix
Business Acquisition [Line Items]
Proceeds from dispositions of businesses	$ 3,600
Carrying value of assets derecognized					$ 1,400
United States and Latin America | Data Center Sale with Equinix
Business Acquisition [Line Items]
Number of data center sites sold | Site	23			23	23
Selling, general and administrative expense | Data Center Sale with Equinix
Business Acquisition [Line Items]
Gain on sale of divested businesses			$ 1,800